SCHEDULE OF REDUCTION IN FORCE/RESTRUCTURING ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Restructuring cost payable, beginning	$ 301,645
Restructuring costs incurred		1,004,033
Restructuring costs paid	(301,645)	(572,628)
Restructuring costs reversed		(129,760)
Restructuring cost payable, ending		$ 301,645